Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Payments under Non-Cancelable Operating Leases
Future minimum payments under
non-cancelable
operating leases for office rental consist of the following as of December 31, 2020:

	RMB	US$
Year ending December 31:
2021	17,379,941	2,663,592
2022	13,738,864	2,105,573
2023 and after	100,968,426	15,474,088

Total	132,087,231	20,243,253

Legal contingencies